Future Accounting Changes	12 Months Ended
Jan. 31, 2024
Text block [abstract]
Future Accounting Changes
4.	FUTURE ACCOUNTING CHANGES
Non-current
liabilities with covenants (amendments to IAS 1)
In January 2020, the IASB issued an amendment to
IAS 1 – Presentation of Financial Statements
to clarify its requirements for the presentation of liabilities in the statement of financial position. The amendment clarified that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period and that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability. It also introduced a definition of settlement to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. On October 31, 2022, the IASB issued Non-Current Liabilities with Covenants (amendments to
IAS 1
). These amendments specify that covenants to be complied with after the reporting date do not affect the classification of debt as current or non-current at the reporting date.
The amendments will become effective for the Company’s fiscal year beginning on February 1, 2024.
The Company is assessing the potential impact of these amendments.
Lack of exchangeability (amendments to IAS 21)
In August 2023, the IASB published amendments to
IAS 21 – The Effects of Changes in Foreign Exchange Rates
that contains guidance to specify when a currency is exchangeable and how to determine the exchange rate when it is not. The amendment provides further clarity on the specific indicators for when a currency is exchangeable or not, which exchange rate should be applied when a currency is not exchangeable and requires disclosures of additional information when a currency is not exchangeable.
The amendments will become effective for the Company’s fiscal year beginning on February 1, 2025. The Company is assessing the potential impact of these amendments.
Other standards or amendments
The IASB has issued other standards or amendments to existing standards that are not expected to have a significant impact on the Company’s consolidated financial statements.